Securities - Amortized cost and fair values, together with gross unrealized gains and losses of securities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Securities
Amortized Cost	$ 240,793	$ 252,761
Gross Unrealized Gains	800	335
Gross Unrealized Losses	(7,389)	(12,465)
Fair Value	234,204	240,631
U.S. government agencies
Securities
Amortized Cost	2,500	12,500
Gross Unrealized Losses	(46)	(246)
Fair Value	2,454	12,254
Subordinated notes
Securities
Amortized Cost	22,400	26,942
Gross Unrealized Losses	(1,491)	(2,824)
Fair Value	20,909	24,118
State and municipal obligations
Securities
Amortized Cost	215,893	213,319
Gross Unrealized Gains	800	335
Gross Unrealized Losses	(5,852)	(9,395)
Fair Value	$ 210,841	$ 204,259